Subsequent Events	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events
Subsequent Events

NOTE 5. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in these financial statements.

NOTE 7. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in these financial statements.

On April 20, 2026, the Parent, Holdings, Merger Sub I, Merger Sub II, and Forge Nano, Inc., a Delaware corporation (“Forge Nano”), entered into a merger agreement (the “Merger Agreement”). Pursuant to the Merger Agreement, and subject to the terms and conditions set forth therein, the Parent will re-domicile and become a Delaware corporation by merging with Holdings (the “Reincorporation”), following which the separate corporate existence of the Parent will cease and Holdings will continue as the surviving corporation. At the effective time of the Reincorporation, Holdings will adopt Delaware organizational documents, which will provide, among other things, that the name of Holdings will be changed to “Forge Nano Holdings Inc.” At least one day following the effective time of the Reincorporation, Merger Sub I will merge with and into Forge Nano (the “First Company Merger”), with Forge Nano surviving (the “Initial Surviving Corporation”) and as a result of which the holders of the issued and outstanding capital stock of Forge Nano will receive shares of Holdings common stock in exchange for the issued and outstanding capital stock of Forge Nano. As a result of the First Company Merger, Forge Nano will become a wholly-owned subsidiary of Holdings. Immediately following the effective time of the First Company Merger, the Initial Surviving Corporation will merge with and into Merger Sub II, with Merger Sub II surviving and Holdings acquiring one membership interest in the Surviving Company and such membership interest will constitute the only outstanding equity of the surviving company.

In connection with the execution of the Merger Agreement, the Company, Holdings and Forge Nano entered into a subscription agreement with an accredited investor (the “Investor”), pursuant to which Holdings will, substantially concurrently with, and contingent upon, the consummation of the Business Combination, sell an aggregate of 10,000,000 shares of Holdings common stock and warrants to purchase an aggregate of 15,000,000 shares of Holdings common stock to the Investor, each with an exercise price of $10.00 (subject to adjustments) for an aggregate purchase price of $100,000,000.

HZO, Inc. and Subsidiaries
Subsequent Events
Subsequent Events
19.	Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure through June 22, 2026, which is the day these consolidated financial statements were available for issuance and has determined that there have been no events that have occurred that would require adjustments to our disclosures in the condensed consolidated financial statements.

18.	Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure through May 19, 2026, which is the day these consolidated financial statements were available for issuance.

Convertible Promissory Notes

During the period from March 12, 2026 to March 31, 2026, the Company issued $15,500,209 in convertible promissory notes under substantially the same terms and conditions as the 2025 Notes described in Note 9.

Term Sheet for Potential Business Combination

On February 24, 2026, the Company entered into a now binding term sheet to be acquired for a total purchase price of $55,000,000 not to include the value of any equity in the buyer held by the Company at the closing. The acquisition will consist of the buyer acquiring 100% of the Company’s equity, with consideration in common shares subject to certain adjustments related to cash, debt, and working capital.

On March 13, 2026, the Company made a $15,000,000 initial investment in the buyer’s Series D preferred stock financing for which it paid cash of $13,000,000 and entered into a $2,000,000 unsecured term loan facility with the buyer. The term loan has a maturity date of March 12, 2028 and bears interest at a rate of 6.00% per annum. Upon closing of the aforementioned initial investment, the term sheet for the acquisition became binding.

The Company or its affiliates have agreed to make a further $5,000,000 follow-up investment in a separate financing by the buyer.

Tariffs

On February 20, 2026, the United States Supreme Court issued a ruling striking down certain tariffs previously imposed under the IEEPA. The ultimate availability, timing, and amount of any potential refunds of such tariffs remain highly uncertain and are subject to further legal, regulatory, and administrative developments. Following the Supreme Court’s decision, the U.S. presidential administration announced its intention to invoke other laws to collect tariffs and announced new tariffs on imports from all countries, in addition to any existing non-IEEPA tariffs. There remains substantial uncertainty regarding the duration of existing and newly announced tariffs, potential changes or pauses of such tariffs, tariff levels, and whether further additional tariffs or other retaliatory actions may be imposed, modified, or suspended, and the impacts of such actions on the Company. The Company continues to monitor and evaluate these developments and assess their potential impact on its business, financial condition, and results of operations.